INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The major components of income tax expense for the years ended December 31, 2023 and 2022 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022
Current income tax expense	$1,908	$1,278
Deferred income tax (recovery)/expense
Origination and reversal of temporary differences	(789)	690
Recovery arising from previously unrecognized tax assets	(116)	(447)
Change in tax rates and new legislation	8	(52)
Total deferred income tax (recovery)/expense	(897)	191
Income tax expense	$1,011	$1,469
The company’s Canadian domestic statutory income tax rate has remained consistent at 26% throughout both of 2023 and 2022. The company’s effective income tax rate is different from the company’s domestic statutory income tax rate due to the following differences set out below:

FOR THE YEARS ENDED DEC. 31	2023	2022
Statutory income tax rate	26%	26%
(Reduction)/increase in rate resulting from:
Portion of gains subject to different tax rates	(8)	(2)
Taxable income attributable to non-controlling interests	(6)	(3)
International operations subject to different tax rates	1	3
Recognition of deferred tax assets	(5)	(6)
Non-recognition of the benefit of current year’s tax losses	5	3
Non-deductible expenses	7	3
Other	(3)	(2)
Effective income tax rate	17%	22%
Deferred income tax assets and liabilities as at December 31, 2023 and 2022 relate to the following:

AS AT DEC. 31 (MILLIONS)	2023	2022
Non-capital losses (Canada)	$2,132	$1,666
Capital losses (Canada)	5	77
Losses (U.S.)	3,472	3,959
Losses (International)	2,900	1,814
Difference in basis	(30,158)	(27,303)
Total net deferred tax liabilities	$(21,649)	$(19,787)
The aggregate amount of temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized as at December 31, 2023 is approximately $18 billion (2022 – approximately $9 billion).
The company regularly assesses the status of open tax examinations and its historical tax filing positions for the potential for adverse outcomes to determine the adequacy of the provision for income and other taxes. The company believes that it has adequately provided for any tax adjustments that are more likely than not to occur as a result of ongoing tax examinations or historical filing positions.
The dividend payment on certain preferred shares of the company results in the payment of cash taxes in Canada and the company obtaining a deduction based on the amount of these taxes.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

AS AT DEC. 31 (MILLIONS)	2023	2022
One year from reporting date	$10	$29
Two years from reporting date	13	11
Three years from reporting date	17	12
After three years from reporting date	667	672
Do not expire	2,212	1,833
Total	$2,919	$2,557
The components of the income taxes in other comprehensive income for the years ended December 31, 2023 and 2022 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022
Revaluation of property, plant and equipment	$120	$1,187
Financial contracts and power sale agreements	(29)	315
Fair value through OCI securities	76	(127)
Foreign currency translation	(72)	87
Revaluation of pension obligation	5	61
Total deferred tax in other comprehensive income	$100	$1,523